Consolidated Statements of Cash Flows (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Statement of cash flows [abstract]
Issuance cost	$ 1,236	$ 979